Earnings Per Share	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Earnings per share
15	Earnings per share

(a)
Basic earnings per share is calculated by dividing the profit attributable to owners of the Group by the weighted average number of ordinary shares in issue during the year excluding ordinary shares purchased by the Group.

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Profit attributable to owners of the Company	13,332,431	12,354,114	16,804,380
Weighted average number of ordinary shares in issue	1,086,698,914	1,104,155,407	1,181,850,488

Basic earnings per share (in RMB)	12.27	11.19	14.22

Basic earnings per ADS (in RMB)		5.59	7.11

(b)
Diluted earnings per share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all dilutive potential ordinary shares. For the year ended December 31, 2019, the Group has three categories of potential dilutive ordinary shares: convertible promissory note (refer to Note 33), convertible redeemable preferred shares and share options. For the years ended December 31, 2020 and 2021, the Group has four categories of potential dilutive ordinary shares: including convertible promissory note, optionally convertible promissory notes (refer to Note 34), share options and PSUs.

For the year ended December 31, 2019, convertible promissory note and share options were excluded in the computation of diluted earnings as the convertible promissory note can only be converted into ordinary shares upon successful IPO and the share options could not be exercised until six months after the Company completes its IPO. Potential ordinary shares issuable upon conversion of Class C ordinary shares, recorded as convertible redeemable preferred shares in the consolidated financial statements, were not included in the calculation of diluted earnings per share for the year ended December 31, 2019, as its effect would have been anti-dilutive.
For the year ended December 31, 2020, potential ordinary shares issuable upon conversion of optionally convertible promissory notes were not included in the calculation of diluted earnings, as its effect would have been anti-dilutive.
For the year ended December 31, 2021, all four categories of potential dilutive ordinary shares are included in the calculation of diluted earnings per share.

	Year ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Earnings
Profit attributable to owners of the Company	13,332,431	12,354,114	16,804,380
Interest expense on convertible instruments, net of tax	—	147,293	1,388,080

Net profit used to determine diluted earnings per share	13,332,431	12,501,407	18,192,460

Weighted average number of ordinary shares
Weighted average number of ordinary shares in issue	1,086,698,914	1,104,155,407	1,181,850,488
Adjustments for:
Assumed conversion of convertible instruments	—	21,873,817	169,736,565
Assumed exercise of share options and vesting of PSUs	—	—	8,164,723

Weighted average number of ordinary share for diluted earnings per share	1,086,698,914	1,126,029,224	1,359,751,776

Diluted earnings per share (in RMB)	12.27	11.10	13.38

Diluted earnings per ADS (in RMB)		5.55	6.69